Equity incentive plan (Tables) - Rubicon [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Schedule Of Incentive Unit Activity

Units
Outstanding - December 31, 2020	3,017,191
Granted	149,500
Forfeited/redeemed	(29,183)
Outstanding – September 30, 2021	3,137,508

Vested – September 30, 2021	2,872,225

Rubicon Technologies, LLC and Subsidiaries [Member]
Schedule Of Fair Value Of Incentive Grants

	As of December 31,
	2020	2019
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	2.20%	2.20%
Expected life in years	3.00	3.00
Expected volatility	28.70%	28.70%

Schedule Of Incentive Unit Activity

Units
Outstanding - January 1, 2019	3,043,225
Granted	17,758
Forfeited/redeemed	(212,933)
Outstanding - December 31, 2019	2,848,050
Granted	176,117
Forfeited/redeemed	(6,976)
Outstanding - December 31, 2020	3,017,191

Vested - December 31, 2020	2,741,744

Schedule Of Non vested Incentive Units

	Units	Weighted Average Grant Date Fair Value
Nonvested - December 31, 2020	275,447	$3.91
Granted	149,500	9.06
Vested	(130,481)	3.72
Forfeited/redeemed	(29,183)	4.08
Nonvested - September 30, 2021	265,283	$6.89

	Units	Weighted Average Grant Date Fair Value
Nonvested - January 1, 2019	757,228	$3.26
Granted	17,758	4.08
Vested	(317,089)	2.78
Forfeited/redeemed	(212,933)	3.96
Nonvested - December 31, 2019	244,964	3.49
Granted	176,117	4.08
Vested	(138,659)	3.37
Forfeited/redeemed	(6,976)	4.08
Nonvested - December 31, 2020	275,447	$3.91